Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Taiwan ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 0.5%
Cheng Shin Rubber Industry Co. Ltd.(a)	16,352,670	$27,560,932
Banks — 11.2%
Chang Hwa Commercial Bank Ltd.	48,367,210	29,317,143
CTBC Financial Holding Co. Ltd.	82,200,325	110,963,933
E.Sun Financial Holding Co. Ltd.	73,201,101	72,398,279
First Financial Holding Co. Ltd.	59,638,918	53,534,606
Hua Nan Financial Holdings Co. Ltd.	52,831,410	46,223,641
Mega Financial Holding Co. Ltd.(a)	58,655,297	77,359,470
Shanghai Commercial & Savings Bank Ltd. (The)(a)	25,658,218	39,719,103
SinoPac Financial Holdings Co. Ltd.(a)	66,781,281	50,799,703
Taishin Financial Holding Co. Ltd.(a)	68,209,483	38,820,244
Taiwan Business Bank(a)	54,493,355	26,635,531
Taiwan Cooperative Financial Holding Co. Ltd.	58,372,418	46,653,712
		592,425,365
Biotechnology — 0.6%
PharmaEssentia Corp.(b)	1,754,000	28,941,015
Chemicals — 1.6%
Formosa Chemicals & Fibre Corp.(a)	28,995,610	22,969,849
Formosa Plastics Corp.(a)	26,741,518	30,773,232
Nan Ya Plastics Corp.(a)	32,360,938	30,683,278
		84,426,359
Communications Equipment — 1.5%
Accton Technology Corp.	3,153,000	76,938,400
Construction Materials — 1.2%
Asia Cement Corp.	19,426,136	27,000,388
TCC Group Holdings Co. Ltd.(a)	39,173,645	38,231,808
		65,232,196
Consumer Staples Distribution & Retail — 0.6%
President Chain Store Corp.(a)	3,786,215	32,242,057
Diversified Telecommunication Services — 1.5%
Chunghwa Telecom Co. Ltd.	17,972,648	77,511,101
Electrical Equipment — 0.8%
Fortune Electric Co. Ltd.(a)	1,386,800	20,803,487
Voltronic Power Technology Corp.	492,000	21,925,083
Ya Hsin Industrial Co. Ltd.(c)	6,845,461	2
		42,728,572
Electronic Equipment, Instruments & Components — 13.4%
AUO Corp.(a)	54,878,664	23,316,136
Delta Electronics Inc.	9,190,180	112,932,430
E Ink Holdings Inc.(a)	4,948,000	34,517,308
Elite Material Co. Ltd.(a)	1,796,000	44,115,249
Hon Hai Precision Industry Co. Ltd.(a)	50,133,296	255,310,692
Innolux Corp.(a)	59,599,296	23,937,136
Largan Precision Co. Ltd.(a)	543,794	41,347,538
Lotes Co. Ltd.	549,000	23,445,296
Pacific Electric Wire & Cable Co. Ltd.(c)	197	—
Synnex Technology International Corp.	11,163,364	26,339,627
Unimicron Technology Corp.(a)	8,503,000	29,436,408
WPG Holdings Ltd.	13,672,604	31,841,423
Yageo Corp.(a)	2,421,459	38,823,784
Zhen Ding Technology Holding Ltd.(a)	6,246,072	21,197,951
		706,560,978
Entertainment — 0.7%
International Games System Co. Ltd.(a)	1,384,000	38,540,992
Security	Shares	Value
Financial Services — 1.8%
Chailease Holding Co. Ltd.(a)	8,919,867	$35,832,863
Yuanta Financial Holding Co. Ltd.	58,423,639	60,547,204
		96,380,067
Food Products — 1.2%
Uni-President Enterprises Corp.	23,866,189	63,103,211
Household Durables — 0.5%
Nien Made Enterprise Co. Ltd.	1,707,000	24,423,423
Industrial Conglomerates — 0.5%
Far Eastern New Century Corp.	24,950,843	27,163,064
Insurance — 5.4%
Cathay Financial Holding Co. Ltd.(a)	42,830,798	84,727,714
Fubon Financial Holding Co. Ltd.	40,035,434	105,536,680
KGI Financial Holding Co. Ltd.	90,235,587	51,554,692
Shin Kong Financial Holding Co. Ltd.(b)	104,698,042	41,832,486
		283,651,572
Machinery — 0.6%
Airtac International Group(a)	1,054,826	32,367,337
Marine Transportation — 2.2%
Evergreen Marine Corp. Taiwan Ltd.(a)	6,286,013	50,785,033
Wan Hai Lines Ltd.(a)	8,555,000	30,600,162
Yang Ming Marine Transport Corp.(a)	13,855,000	36,450,195
		117,835,390
Metals & Mining — 0.8%
China Steel Corp.(a)	64,728,977	42,469,315
Passenger Airlines — 1.1%
China Airlines Ltd.	32,934,000	24,102,013
Eva Airways Corp.(a)	23,334,000	31,525,102
		55,627,115
Real Estate Management & Development — 0.3%
Ruentex Development Co. Ltd.(a)	16,419,969	16,246,725
Semiconductors & Semiconductor Equipment — 35.8%
Alchip Technologies Ltd.	479,279	43,805,331
ASE Technology Holding Co. Ltd.(a)	15,821,432	71,984,248
eMemory Technology Inc.	409,000	32,528,376
Global Unichip Corp.(a)	717,000	27,116,551
Globalwafers Co. Ltd.(a)	2,249,000	23,299,199
Jentech Precision Industrial Co. Ltd.	640,000	28,342,597
MediaTek Inc.(a)	6,010,175	246,769,308
Novatek Microelectronics Corp.(a)	3,154,544	53,723,152
Realtek Semiconductor Corp.	2,698,063	48,110,144
Silergy Corp.(a)	2,286,000	26,259,972
Taiwan Semiconductor Manufacturing Co. Ltd.	37,113,882	1,183,710,572
United Microelectronics Corp.(a)	52,979,501	81,573,419
Vanguard International Semiconductor Corp.(a)	8,911,539	24,595,060
		1,891,817,929
Specialty Retail — 0.7%
Hotai Motor Co. Ltd.(a)	1,858,500	39,322,157
Technology Hardware, Storage & Peripherals — 12.1%
Acer Inc.(a)	24,042,737	27,519,938
Advantech Co. Ltd.	3,066,021	34,509,149
Asia Vital Components Co. Ltd.	1,955,000	39,246,219
Asustek Computer Inc.(a)	3,944,857	81,105,538
Catcher Technology Co. Ltd.	4,459,743	30,988,725
Compal Electronics Inc.	31,139,554	29,512,781
Gigabyte Technology Co. Ltd.(a)	3,827,000	34,445,584
Inventec Corp.(a)	20,451,868	28,317,896

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Taiwan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Lite-On Technology Corp.(a)	12,011,071	$40,127,531
Micro-Star International Co. Ltd.	5,312,000	24,931,701
Pegatron Corp.(a)	12,141,037	33,586,422
Quanta Computer Inc.(a)	12,818,240	113,395,350
Wistron Corp.(a)	14,579,000	55,559,211
Wiwynn Corp.(a)	805,000	63,332,800
		636,578,845
Textiles, Apparel & Luxury Goods — 1.3%
Eclat Textile Co. Ltd.(a)	1,609,601	22,878,834
Feng TAY Enterprise Co. Ltd.(a)	5,562,916	22,433,890
Pou Chen Corp.	21,920,103	22,613,815
		67,926,539
Transportation Infrastructure — 0.4%
Taiwan High Speed Rail Corp.(a)	23,908,000	21,823,569
Wireless Telecommunication Services — 1.5%
Far EasTone Telecommunications Co. Ltd.(a)	12,614,259	36,222,600
Taiwan Mobile Co. Ltd.	10,873,609	41,238,642
		77,461,242
Total Long-Term Investments — 99.8% (Cost: $2,488,501,111)		5,267,305,467
Security	Shares	Value
Short-Term Securities
Money Market Funds — 11.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	596,872,529	$597,111,278
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	1,800,000	1,800,000
Total Short-Term Securities — 11.3% (Cost: $598,941,984)		598,911,278
Total Investments — 111.1% (Cost: $3,087,443,095)		5,866,216,745
Liabilities in Excess of Other Assets — (11.1)%		(585,344,565)
Net Assets — 100.0%		$5,280,872,180

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$613,674,237	$—	$(16,468,074)(a)	$82,830	$(177,715)	$597,111,278	596,872,529	$5,630,542 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,800,000 (a)	—	—	—	1,800,000	1,800,000	89,547	—
				$82,830	$(177,715)	$598,911,278		$5,720,089	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE Taiwan Index	178	06/27/25	$12,313	$(330,884)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Taiwan ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$5,267,305,465	$2	$5,267,305,467
Short-Term Securities
Money Market Funds	598,911,278	—	—	598,911,278
	$598,911,278	$5,267,305,465	$2	$5,866,216,745
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(330,884)	$—	$(330,884)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.